Vanguard Funds

Supplement Dated February 18, 2025, to the Prospectuses and Summary Prospectuses

Effective today, one or more portfolio managers have been added as co-portfolio manager(s) of each Fund/Portfolio listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following table lists each impacted Fund and the corresponding portfolio manager(s) added as co-portfolio manager(s):

Impacted Fund	Portfolio Manager(s)
Vanguard 500 Index Fund	Aurélie Denis
Vanguard Communication Services Index	Aaron Choi and Chris Nieves
Fund
Vanguard Consumer Discretionary Index Fund	Aaron Choi and Chris Nieves
Vanguard Consumer Staples Index Fund	Aaron Choi and Chris Nieves
Vanguard Developed Markets Index Fund	Nicole Brubaker
Vanguard Dividend Appreciation Index Fund	Kenny Narzikul and Jena Stenger
Vanguard Emerging Markets Stock Index	John Kraynak
Fund
Vanguard Energy Index Fund	Aaron Choi and Chris Nieves
Vanguard European Stock Index Fund	John Kraynak
Vanguard ESG U.S. Stock ETF	Aaron Choi and Chris Nieves
Vanguard Extended Market Index Fund	Walter Nejman
Vanguard Financials Index Fund	Jena Stenger
Vanguard FTSE All-World ex-US Small-Cap	Nicole Brubaker
Index Fund
Vanguard FTSE Social Index Fund	Aaron Choi and Chris Nieves
Vanguard Global ex-U.S. Real Estate Index	John Kraynak
Fund
Vanguard Growth Index Fund	Aaron Choi and Jena Stenger
Vanguard Health Care Index Fund	Aaron Choi and Kenny Narzikul
Vanguard High Dividend Yield Index Fund	Chris Nieves and Jena Stenger
Vanguard Industrials Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Information Technology Index Fund	Kenny Narzikul and Jena Stenger
Vanguard Institutional Index Fund	Aurélie Denis
Vanguard Institutional Total Stock Market	Nick Birkett
Index Fund
Vanguard International High Dividend Yield	Scott E. Geiger
Index Fund
Vanguard Large-Cap Index Fund	Chris Nieves and Jena Stenger
Vanguard Materials Index Fund	Jena Stenger
Vanguard Mega Cap Index Fund	Chris Nieves and Jena Stenger
Vanguard Mega Cap Growth Index Fund	Chris Nieves and Jena Stenger
Vanguard Mega Cap Value Index Fund	Chris Nieves and Jena Stenger
Vanguard Mid-Cap Index Fund	Kenny Narzikul
Vanguard Mid-Cap Growth Index Fund	Kenny Narzikul
Vanguard Mid-Cap Value Index Fund	Kenny Narzikul
Vanguard Pacific Stock Index Fund	Nicole Brubaker
Vanguard Real Estate Index Fund	Chris Nieves and Jena Stenger
Vanguard Real Estate II Index Fund	Chris Nieves and Jena Stenger
Vanguard Russell 1000 Index Fund	Chris Nieves and Jena Stenger
Vanguard Russell 1000 Growth Index Fund	Chris Nieves and Jena Stenger
Vanguard Russell 1000 Value Index Fund	Chris Nieves and Jena Stenger
Vanguard Russell 2000 Index Fund	Aaron Choi
Vanguard Russell 2000 Growth Index Fund	Aaron Choi
Vanguard Russell 2000 Value Index Fund	Aaron Choi
Vanguard Russell 3000 Index Fund	Aaron Choi and Kenny Narzikul
Vanguard S&P 500 Growth Index Fund	Chris Nieves
Vanguard S&P 500 Value Index Fund	Chris Nieves
Vanguard S&P Mid-Cap 400 Index Fund	Chris Nieves
Vanguard S&P Mid-Cap 400 Growth Index	Chris Nieves
Fund
Vanguard S&P Mid-Cap 400 Value Index Fund	Chris Nieves
Vanguard S&P Small-Cap 600 Index Fund	Jena Stenger
Vanguard S&P Small-Cap 600 Growth Index	Jena Stenger
Fund
Vanguard S&P Small-Cap 600 Value Index	Jena Stenger
Fund
Vanguard Small-Cap Index Fund	Aaron Choi
Vanguard Small-Cap Growth Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Small-Cap Value Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Tax-Managed Capital Appreciation	Chris Nieves and Jena Stenger
Fund
Vanguard Tax-Managed Small-Cap Fund	Chris Nieves
Vanguard Total International Stock Index Fund	Jeffrey D. Miller
Vanguard Total Stock Market Index Fund	Nick Birkett
Vanguard Utilities Index Fund	Chris Nieves and Jena Stenger
Vanguard Value Index Fund	Aaron Choi and Jena Stenger
Vanguard Variable Insurance Funds (VVIF)	Walter Nejman
—Equity Index Portfolio
VVIF — Mid-Cap Index Portfolio	Kenny Narzikul
VVIF — Real Estate Index Portfolio	Chris Nieves and Jena Stenger
VVIF — Total International Stock Market Index	Michael R. Roach
Portfolio
VVIF — Total Stock Market Index Portfolio	Michael R. Roach

The following is added under the heading “Investment Advisor” in the Summary Prospectus and the summary section of the Prospectus for each impacted Fund, as appropriate:

Nick Birkett, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2025.

Nicole Brubaker, Portfolio Manager at Vanguard. She has co-managed the Fund since February 2025.

Aaron Choi, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2025.

Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since February 2025.

Scott E. Geiger, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2025.

John Kraynak, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2025.

Jeffrey D. Miller, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2025.

Kenny Narzikul, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund/Portfolio since February 2025.

Chris Nieves, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund/Portfolio since February 2025.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund/Portfolio since February 2025.

Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has co-managed the Portfolio since February 2025.

Jena Stenger, Portfolio Manager at Vanguard. She has co-managed the Fund/Portfolio since February 2025.

Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the More on the Fund(s) or More on the Portfolio section for each impacted Fund,

as appropriate:

Nick Birkett, CFA, Portfolio Manager at Vanguard. He has worked in investment management since 2005, has been with Vanguard since 2017, and has co-managed the Fund since February 2025. Education: B.S., University of Bath.

Nicole Brubaker, Portfolio Manager at Vanguard. She has been with Vanguard since 2014, has worked in investment management since 2018, and has co-managed the Fund since February 2025. Education: B.S.,

Millersville University.

Aaron Choi, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2011, has worked in investment management since 2015, and has co-managed the Fund since February 2025. Education: B.S., Pennsylvania State University.

Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2016, has worked in investment management since 2017, has managed investment portfolios since 2023, and has co-managed the Fund since February 2025. Education: B.S., Pennsylvania State University.

Scott E. Geiger, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2006, has worked in investment management since 2008, has managed investment portfolios since 2013, and has co-managed the Fund since February 2025. Education: B.S., Millersville University.

John Kraynak, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2010, has worked in investment management since 2018, and has co-managed the Fund since February 2025. Education: B.S., Millersville University; M.B.A., Drexel University.

Jeffrey D. Miller, Portfolio Manager at Vanguard. He has been with Vanguard since 1999, has managed investment portfolios since 2010, and has co-managed the Fund since February 2025. Education: B.A., Pennsylvania State University; M.B.A., Drexel University.

Kenny Narzikul, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2012, has worked in investment management since 2016, has managed investment portfolios since 2023, and has co-managed the Fund/Portfolio since February 2025. Education: B.B.A., James

Madison University.

Chris Nieves, CFA, Portfolio Manager at Vanguard. He has worked in investment management since 2013, has been with Vanguard since 2017, and has co-managed the Fund/Portfolio since February 2025. Education: B.A., Cornell University; MEng., Cornell University.

Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005, has worked in investment management since 2008, and has co-managed the Fund/Portfolio since February 2025. Education: B.A., Arcadia University; M.B.A., Villanova University.

Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 1998, has worked in investment management since 2000, had previously managed investment portfolios from 2009–2019, and has co-managed the Portfolio since February 2025. Education: B.S., Bloomsburg University; M.S., Drexel University.

Jena Stenger, Portfolio Manager at Vanguard. She has worked in investment management since 2013, has been with Vanguard since 2015, and has co-managed the Fund/Portfolio since February 2025. Education: B.S., Villanova University; M.B.A., University of Chicago Booth School of Business.

CFA® is a registered trademark owned by CFA Institute.

© 2025 The Vanguard Group, Inc. All rights reserved.	PS PMB 022025
Vanguard Marketing Corporation, Distributor.

Vanguard Admiral Funds (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated December 20, 2024

Effective today, a portfolio manager has been added as co-portfolio manager of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and the corresponding portfolio manager added as co-portfolio manager.

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund		Portfolio Manager
Vanguard S&P 500	Growth Index Fund	Chris Nieves
Vanguard S&P 500	Value Index Fund	Chris Nieves
Vanguard S&P Mid-Cap 400	Index Fund	Chris Nieves
Vanguard S&P Mid-Cap 400	Growth Index Fund	Chris Nieves
Vanguard S&P Mid-Cap 400	Value Index Fund	Chris Nieves
Vanguard S&P Small-Cap 600	Index Fund	Jena Stenger
Vanguard S&P Small-Cap 600	Growth Index Fund	Jena Stenger
Vanguard S&P Small-Cap 600	Value Index Fund	Jena Stenger

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of August 31, 2024. The table and text below provide updated information as of December 31, 2024, relating only to Mr. Nieves and Ms. Stenger.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Chris Nieves	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jena Stenger	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Nieves and Ms. Stenger did not own any shares of the impacted Funds they now co-manage.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 3340A 022025
Vanguard Marketing Corporation, Distributor.

Vanguard World Fund (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information

Effective today, one or more portfolio managers has been added as co-portfolio manager(s) of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and the corresponding portfolio manager(s) added as co-portfolio manager(s).

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund	Portfolio Manager(s)
Vanguard Communication Services Index Fund	Aaron Choi and Chris Nieves
Vanguard Consumer Discretionary Index Fund	Aaron Choi and Chris Nieves
Vanguard Consumer Staples Index Fund	Aaron Choi and Chris Nieves
Vanguard Energy Index Fund	Aaron Choi and Chris Nieves
Vanguard ESG U.S. Stock ETF	Aaron Choi and Chris Nieves
Vanguard Financials Index Fund	Jena Stenger
Vanguard FTSE Social Index Fund	Aaron Choi and Chris Nieves
Vanguard Health Care Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Industrials Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Information Technology Index Fund	Kenny Narzikul and Jena Stenger
Vanguard Materials Index Fund	Jena Stenger
Vanguard Mega Cap Index Fund	Chris Nieves and Jena Stenger
Vanguard Mega Cap Growth Index Fund	Chris Nieves and Jena Stenger
Vanguard Mega Cap Value Index Fund	Chris Nieves and Jena Stenger
Vanguard Utilities Index Fund	Chris Nieves and Jena Stenger

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of September 30, 2024 (for Vanguard Mega Cap Growth Index Fund) or August 31, 2024 (for all other funds within the Trust). The table and text below provide updated information as of December 31, 2024, relating only to the portfolio manager(s) that have been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Aaron Choi	Registered investment companies	6	$1.6T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Chris Nieves	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Kenny Narzikul	Registered investment companies	15	$229.9B	0	$0
	Other pooled investment vehicles	2	$2.8B	0	$0
	Other accounts	0	$0	0	$0
					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Jena Stenger	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Choi, Mr. Nieves, Mr. Narzikul, and Ms. Stenger did not own any shares of the impacted Fund(s) they now co-manage.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 023A 022025
Vanguard Marketing Corporation, Distributor.

Vanguard Scottsdale Funds (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated December 20, 2024

Effective today, one or more portfolio managers has been added as co-portfolio manager(s) of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and the corresponding portfolio manager(s) added as co-portfolio manager(s).

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund		Portfolio Manager(s)
Vanguard Russell 1000 Index Fund		Chris Nieves and Jena Stenger
Vanguard Russell 1000 Growth Index Fund		Chris Nieves and Jena Stenger
Vanguard Russell 1000 Value Index Fund		Chris Nieves and Jena Stenger
Vanguard Russell 2000 Index Fund		Aaron Choi
Vanguard Russell 2000	Growth Index Fund	Aaron Choi
Vanguard Russell 2000	Value Index Fund	Aaron Choi
Vanguard Russell 3000	Index Fund	Aaron Choi and Kenny Narzikul

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of August 31, 2024. The table and text below provide updated information as of December 31, 2024, relating only to the portfolio manager(s) that have been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Aaron Choi	Registered investment companies	6	$1.6T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Kenny Narzikul	Registered investment companies	15	$229.9B	0	$0
	Other pooled investment vehicles	2	$2.8B	0	$0
	Other accounts	0	$0	0	$0
Chris Nieves	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jena Stenger	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Choi, Mr. Narzikul, Mr. Nieves, and Ms. Stenger did not own any shares of the impacted Fund(s) they now co-manage.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 1690A 022025
Vanguard Marketing Corporation, Distributor.

Vanguard International Equity Index Funds (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated February 27, 2024

Effective today, a portfolio manager has been added as co-portfolio manager of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and the corresponding portfolio manager added as co-portfolio manager.

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund	Portfolio Manager
Vanguard Emerging Markets Stock Index Fund	John Kraynak
Vanguard European Stock Index Fund	John Kraynak
Vanguard FTSE All-World ex-US Small-Cap Index Fund	Nicole Brubaker
Vanguard Global ex-U.S. Real Estate Index Fund	John Kraynak
Vanguard Pacific Stock Index Fund	Nicole Brubaker

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of October 31, 2023. The table and text below provide updated information as of December 31, 2024, relating only to Ms. Brubaker and Mr. Kraynak.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Nicole Brubaker	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
John Kraynak	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Kraynak owned shares of Vanguard Emerging Markets Stock Index Fund in the $1-$10,000 range. He did not own shares of the other impacted Funds he now co-manages. Also as of December 31, 2024, Ms. Brubaker did not own any shares of the impacted Funds she now co-manages.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 072B 022025
Vanguard Marketing Corporation, Distributor.

Vanguard Whitehall Funds (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated February 27, 2024

Effective today, one or more portfolio managers has been added as co-portfolio manager(s) of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and the corresponding portfolio manager(s) added as co-portfolio manager(s).

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund	Portfolio Manager(s)
Vanguard High Dividend Yield Index Fund	Chris Nieves and Jena Stenger
Vanguard International High Dividend Yield Index Fund	Scott E. Geiger

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of October 31, 2023. The table and text below provide updated information as of December 31, 2024, relating only to the portfolio manager(s) that have been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Scott E. Geiger	Registered investment companies	5	$91.2B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Chris Nieves	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jena Stenger	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Geiger, Mr. Nieves, and Ms. Stenger did not own any shares of the impacted Fund(s) they now co-manage.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 934B 022025
Vanguard Marketing Corporation, Distributor.

Vanguard Variable Insurance Funds (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated April 26, 2024

Effective today, one or more portfolio managers has been added as co-portfolio manager(s) of each Portfolio listed in the table below (each, an “impacted Portfolio,” and collectively, the “impacted Portfolios”). The table lists each impacted Portfolio and the corresponding portfolio manager(s) added as co-portfolio manager(s).

The impacted Portfolios’ investment objectives, strategies, and policies remain unchanged.

Impacted Portfolio	Portfolio Manager(s)
Vanguard Variable Insurance Funds (VVIF)—Equity Index	Walter Nejman
Portfolio
VVIF—Mid-Cap Index Portfolio	Kenny Narzikul
VVIF—Real Estate Index Portfolio	Chris Nieves and Jena Stenger
VVIF—Total International Stock Market Index Portfolio	Michael R. Roach
VVIF—Total Stock Market Index Portfolio	Michael R. Roach

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all portfolios within the Trust, including the impacted Portfolios, as of December 31, 2023. The table and text below provide updated information as of December 31, 2024, relating only to the portfolio manager(s) that have been added to the impacted Portfolios.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Kenny Narzikul	Registered investment companies	15	$229.9B	0	$0
	Other pooled investment vehicles	2	$2.8B	0	$0
	Other accounts	0	$0	0	$0
Walter Nejman	Registered investment companies	40	$3.5T	0	$0
	Other pooled investment vehicles	12	$783.0B	0	$0
	Other accounts	0	$0	0	$0
Chris Nieves	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Michael R. Roach	Registered investment companies	22	$847.7B	0	$0
	Other pooled investment vehicles	12	$783.0B	0	$0
	Other accounts	0	$0	0	$0
Jena Stenger	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Narzikul, Mr. Nejman, Mr. Nieves, Mr. Roach, and Ms. Stenger did not own any shares of the impacted Portfolio(s) they now co-manage.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 064C 022025
Vanguard Marketing Corporation, Distributor.

Vanguard Institutional Index Funds (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated April 26, 2024

Effective today, a portfolio manager has been added as co-portfolio manager of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and the corresponding portfolio manager added as co-portfolio manager.

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund	Portfolio Manager
Vanguard Institutional Index Fund	Aurélie Denis
Vanguard Institutional Total Stock Market Index Fund	Nick Birkett

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of December 31, 2023. The table and text below provide updated information as of December 31, 2024, relating only to Mr. Birkett and Ms. Denis.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Nick Birkett	Registered investment companies	22	$2.2T	0	$0
	Other pooled investment vehicles	4	$13.1B	0	$0
	Other accounts	0	$0	0	$0
Aurélie Denis	Registered investment companies	31	$1.2T	0	$0
	Other pooled investment vehicles	14	$793.2B	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Birkett and Ms. Denis did not own any shares of the impacted Fund(s) they now co-manage.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 094C 022025
Vanguard Marketing Corporation, Distributor.

Vanguard Index Funds (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated April 26, 2024

Effective today, one or more portfolio managers has been added as co-portfolio manager(s) of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and the corresponding portfolio manager(s) added as co-portfolio manager(s).

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund	Portfolio Manager(s)
Vanguard 500 Index Fund	Aurélie Denis
Vanguard Extended Market Index Fund	Walter Nejman
Vanguard Growth Index Fund	Aaron Choi and Jena Stenger
Vanguard Large-Cap Index Fund	Chris Nieves and Jena Stenger
Vanguard Mid-Cap Index Fund	Kenny Narzikul
Vanguard Mid-Cap Growth Index Fund	Kenny Narzikul
Vanguard Mid-Cap Value Index Fund	Kenny Narzikul
Vanguard Small-Cap Index Fund	Aaron Choi
Vanguard Small-Cap Growth Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Small-Cap Value Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Total Stock Market Index Fund	Nick Birkett
Vanguard Value Index Fund	Aaron Choi and Jena Stenger

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of December 31, 2023. The table and text below provide updated information as of December 31, 2024, relating only to the portfolio manager(s) that have been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Nick Birkett	Registered investment companies	22	$2.2T	0	$0
	Other pooled investment vehicles	4	$13.1B	0	$0
	Other accounts	0	$0	0	$0
Aaron Choi	Registered investment companies	6	$1.6T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Aurélie Denis	Registered investment companies	31	$1.2T	0	$0
	Other pooled investment vehicles	14	$793.2B	0	$0
	Other accounts	0	$0	0	$0
Kenny Narzikul	Registered investment companies	15	$229.9B	0	$0
	Other pooled investment vehicles	2	$2.8B	0	$0
					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
	Other accounts	0	$0	0	$0
Walter Nejman	Registered investment companies	40	$3.5T	0	$0
	Other pooled investment vehicles	12	$783B	0	$0
	Other accounts	0	$0	0	$0
Chris Nieves	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jena Stenger	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Narzikul owned shares of Vanguard Small-Cap Value Index Fund in the $1-$10,000 range. He did not own any shares of the other impacted Funds he now co-manages. Also as of December 31, 2024, Mr. Birkett, Mr. Choi, Ms. Denis, Mr. Nejman, Mr. Nieves, and Ms. Stenger did not own any shares of the impacted Fund(s) they now co-manage.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 040B 022025
Vanguard Marketing Corporation, Distributor.

Vanguard Tax-Managed Funds® (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated April 26, 2024

Effective today, one or more portfolio managers has been added as co-portfolio manager(s) of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and the corresponding portfolio manager(s) added as co-portfolio manager(s).

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund	Portfolio Manager(s)
Vanguard Developed Markets Index Fund	Nicole Brubaker
Vanguard Tax-Managed Capital Appreciation Fund	Chris Nieves and Jena Stenger
Vanguard Tax-Managed Small-Cap Fund	Chris Nieves

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of December 31, 2023. The table and text below provide updated information as of December 31, 2024, relating only to the portfolio manager(s) that have been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Nicole Brubaker	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Chris Nieves	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jenna Stenger	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Ms. Brubaker, Mr. Nieves, and Ms. Stenger did not own shares of the impacted Fund(s) they now co-manage.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 103A 022025
Vanguard Marketing Corporation, Distributor.

Vanguard STAR® Funds (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated February 27, 2024

Effective today, Jeffrey D. Miller has been added as co-portfolio manager of Vanguard Total International Stock Index Fund (the “Fund”). The Fund’s investment objective, strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of October 31, 2023. The table and text below provide updated information as of December 31, 2024, relating only to Mr. Miller.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Jeffrey D. Miller	Registered investment companies	4	$184.7B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Miller owned shares of the Fund in the $1-$10,000 range.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 056A 022025
Vanguard Marketing Corporation, Distributor.

Vanguard Specialized Funds (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated May 24, 2024

Effective today, portfolio managers have been added as co-portfolio managers of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and the corresponding portfolio managers added as co-portfolio managers.

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund	Portfolio Managers
Vanguard Dividend Appreciation Index Fund	Kenny Narzikul and Jena Stenger
Vanguard Real Estate Index Fund	Chris Nieves and Jena Stenger

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of January 31, 2024. The table and text below provide updated information as of December 31, 2024, relating only to the portfolio managers that have been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Kenny Narzikul	Registered investment companies	15	$229.9B	0	$0
	Other pooled investment vehicles	2	$2.8B	0	$0
	Other accounts	0	$0	0	$0
Chris Nieves	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jena Stenger	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Narzikul owned shares of Vanguard Dividend Appreciation Index Fund in the $1-$10,000 range. Also as of December 31, 2024, Mr. Nieves and Ms. Stenger did not own any shares of the impacted Fund(s) they now co-manage.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 051C 022025
Vanguard Marketing Corporation, Distributor.

Vanguard Fixed Income Securities Funds (the “Trust”)

Supplement Dated February 18, 2025, to the Statement of Additional Information Dated May 24, 2024

Effective today, Chris Nieves and Jena Stenger have been added as co-portfolio managers of Vanguard Real Estate II Index Fund (the “Fund”). The Fund’s investment objective, strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of January 31, 2024. The table and text below provide updated information as of December 31, 2024, relating only to Mr. Nieves and Ms. Stenger.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Chris Nieves	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jena Stenger	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of December 31, 2024, Mr. Nieves and Ms. Stenger did not own any shares of the Fund.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 028A 022025
Vanguard Marketing Corporation, Distributor.